Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

14. Shareholders’ Equity

On November 8, 2025, the Company held an extraordinary general meeting of shareholders and approved the following, among others:

(1) Every 100 ordinary shares and preferred share of par value $0.0005 were consolidated into 1 ordinary share and preferred share of par value $0.05 each (the “Share Consolidation”), so that following the Share Consolidation, the authorized share capital of the Company will be changed from $50,000 divided into (i) 80,000,000 ordinary shares of par value USD0.0005 each and (ii) 20,000,000 preferred shares of par value USD0.0005 each to $50,000 divided into (i) 800,000 ordinary shares of par value $0.05 each and (ii) 200,000 preferred shares of par value $0.05 each. No fractional shares be issued in connection with the Share Consolidation and, in the event that a shareholder would otherwise be entitled to receive a fractional share upon the Share Consolidation, the number of Shares to be received by such shareholder be rounded up to the next highest whole number of Shares.

(2) Immediately following the Share Consolidation, the authorized share capital of the Company be increased from $50,000 divided into (i) 800,000 ordinary shares of par value $0.05 each and (ii) 200,000 preferred shares of par value $0.05 each to $500,000,000 divided into (i) 8,000,000,000 ordinary shares of par value $0.05 each and (ii) 2,000,000,000 preferred shares of par value $0.05 each, by the creation of 7,999,200,000 ordinary shares of $0.05 each and 1,999,8000,000 preferred shares of $0.05 each (the “Increase of the Authorized Share Capital”)

(3) 7,000,000,000 of the authorized ordinary shares of par value $0.05 each (including all of the existing issued ordinary shares) in the Company will be re-designated and re-classified as 7,000,000,000 class A ordinary shares of par value $0.05 each (the “Class A Ordinary Shares”), where the rights of the existing ordinary shares shall be the same as the Class A Ordinary Shares; 1,000,000,000 of the authorized but unissued ordinary shares of par value of $0.05 each in the Company will be cancelled and a new class of shares comprising of 1,000,000,000 class B ordinary shares of par value $0.05 each (the “Class B Ordinary Shares”) will be created; and such that the authorized share capital of the Company shall become $500,000,000 divided into (i) 7,000,000,000 Class A Ordinary Shares of a par value of $0.05 each; (ii) 1,000,000,000 Class B Ordinary Shares of a par value of $0.05 each and (c) 2,000,000,000 preferred shares of a par value of $0.05 each (the “Share Capital Amendment”).

In addition, following the Share Capital Amendment having taken effect, and upon the Company’s receipt of the consent to repurchase and application for shares as duly executed by Bright Accomplish Limited (“BAL”), the Company shall repurchase 159,350 Class A Ordinary Shares held by BAL in consideration of and out of the proceeds of the Company’s new issuance of 159,350 Class B Ordinary Shares to BAL (the “Issuance of Class B ordinary share”). The Issuance of Class B shares are subject to further approval by the Board of Directors. As of December 31, 2025 and the date of this report, the Issuance of Class B ordinary shares has not been approved by the Board of Directors.

The Share Consolidation and the Increase of the Authorized Share Capital and the Share Capital Amendment was considered as the Company’s recapitalization. All historical share and per share amounts in these condensed financial statements have been retroactively adjusted to reflect the share consolidation and redesignation. As of December 31, 2025 and 2024, the Company had 697,914 and 319,045 Class A ordinary shares issued and outstanding, respectively. The Company had nil Class B ordinary shares and nil preferred shares issued and outstanding as of December 31, 2025 and 2024.

Private placements

On October 8, 2025, the Company entered into a Securities Purchase Agreement. Pursuant to the agreement, the Company shall issue 400,000 Class A shares at a price of $38.0 per share, net proceeds of $15.2 million was collected on October 21, 2025. On October 17, 2025, the Company issued 240,000 shares for net proceeds of $9.12 million. The remaining 160,000 Class A share were issued on January 14, 2026 for net proceeds of $6.08 million.

On December 5, 2025, the Company entered into a Securities Purchase Agreement. Pursuant to the agreement, the Company issued 120,000 Class A shares at a price of $11.0 per share for net proceeds of $1.3 million.

Conversion of convertible loans

For the year ended December 31, 2024, the Company issued 79,645 Class A ordinary shares upon the conversion of $6,000,000 of convertible debt with conversion prices ranging from $62 to $89 per share.

Warrants

As of December 31, 2025, there were 12,053 warrants outstanding and exercisable, exercise price of $298.69 per share, which was related to warrants issued in connection of the Company’s convertible loans with fair value of $595,000. No warrants have been exercised for the year ended December 31, 2025.

The warrants were valued using the black-Scholes model. The assumptions used to value the warrants were as follows:

As of issue date (Jan 2, 2024)
Share price	$140
Exercise price	$298.69
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

A summary of warrants activity for the December 31, 2025 was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average life Years	Expiration dates
		US$ per share
Balance of warrants outstanding as of December 31, 2024	12,053	298.69	5	January 2,2029
Balance of warrants outstanding and exercisable as of December 31, 2025	12,053	298.69	5	January 2,2029

Treasury Shares

For the year ended December 31, 2025, the Company repurchased an aggregate of 2,320 Class A ordinary share with total repurchase cost of $200,000, which was recorded as treasury shares. As of December 31, 2025, all these shares were held in an escrow account as reserve solely for potential future re-issuance.